Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000006392 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000006392 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.16%
C000006392 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000006392 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.01%
C000006392 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.67%
C000006392 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.78%
C000006392 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000006392 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000006392 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000006392 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000006392 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000006392 [Member] | Housing Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000006392 [Member] | Water And Sewer Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000006394 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000006394 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.16%
C000006394 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000006394 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.01%
C000006394 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.67%
C000006394 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.78%
C000006394 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000006394 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000006394 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000006394 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000006394 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000006394 [Member] | Housing Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000006394 [Member] | Water And Sewer Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000135922 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000135922 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.16%
C000135922 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000135922 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.01%
C000135922 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.67%
C000135922 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.78%
C000135922 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000135922 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000135922 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000135922 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000135922 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000135922 [Member] | Housing Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000135922 [Member] | Water And Sewer Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%